Cover	Apr. 21, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 21, 2024
Entity File Number	001-39790
Entity Registrant Name	Matterport, Inc./DE
Entity Central Index Key	0001819394
Entity Tax Identification Number	85-1695048
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	352 East Java Drive
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94089
City Area Code	(650)
Local Phone Number	641-2241
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common stock, $0.0001 par value
Trading Symbol	MTTR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false